Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable	12 Months Ended
Dec. 31, 2018
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Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable
13)	EQUITY ACCOUNTED INVESTEES, OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

13.1)	EQUITY ACCOUNTED INVESTEES

As of December 31, 2018 and 2017, the investments in common shares of associates were as follows:

	Activity	Country	%		2018	2017
Camcem, S.A. de C.V.	Cement	Mexico	40.1	Ps	4,087	3,618
Concrete Supply Co. LLC	Concrete	United States	40.0		1,306	1,192
Lehigh White Cement Company	Cement	United States	36.8		1,172	375
Akmenes Cementas AB	Cement	Lithuania	37.8		527	585
ABC Capital, S.A. Institución de Banca Múltiple	Financing	Mexico	—		—	228
Société Méridionale de Carrières	Aggregates	France	33.3		318	367
Société d’Exploitation de Carrières	Aggregates	France	50.0		306	318
Cemento Interoceánico S.A.	Cement	Panama	25.0		160	168
Other companies	—	—	—		1,616	1,721

				Ps	9,492	8,572

Out of which:
Book value at acquisition date				Ps	7,218	6,957
Changes in stockholders’ equity				Ps	2,274	1,615

In April 2018, CEMEX entered into an agreement for the sale of its 33.9% equity interest to the controlling shareholders of ABC Capital, S.A. Institución de Banca Múltiple for Ps105, recognizing a loss of Ps157 as part of “Financial income and other items, net.” The transaction is pending for authorization from the Mexican authorities. As of December 31, 2018, the investment is presented within assets held for sale in the statement of financial position (note 12.1).

During 2018, a subsidiary of CEMEX in the United States invested a total of US$36 (Ps707) and increased the Company’s ownership over the Lehigh White Cement Company investee from 24.5% to 36.8%. This deal also includes an agreement in which the Company contributed all of its rights, title and interest in the white cement business in Florida to the investee and entered into an agreement in which a Company’s terminal will receive and pack white cement for Lehigh White Cement Company to sell and distribute in the Florida market.

On January 25, 2017, in a public offering to investors in Mexico conducted through the BMV and in a concurrent private placement to eligible investors outside of Mexico, the Parent Company and Grupo Cementos de Chihuahua, S.A.B. de C.V. (“GCC”) announced the offering of up to 76,483,332 shares (then all the shares of GCC owned by CEMEX). During 2017, after conclusion of the public offering and the private placement, CEMEX sold 45 million shares, 13.53% of the common stock of GCC, at a price of 95.00 pesos per share receiving Ps4,094 after deducting commissions and offering expenses and recognized a gain on sale in 2017 of Ps1,859 as part of “Financial income and other items, net” in the income statement.

In addition, on September 28, 2017, CEMEX announced the definitive sale to two financial institutions of the remaining 31,483,332 shares of GCC, which represented approximately 9.47% of the equity capital of GCC. Proceeds from the sale were Ps3,012 and generated a gain on sale of Ps1,682 in 2017 recognized as part of “Financial income and other items, net” in the income statement. CEMEX continues to have an approximate 20% indirect interest in GCC through Camcem, S.A. de C.V., GCC’s parent company.

Combined condensed statement of financial position information of CEMEX’s associates as of December 31, 2018 and 2017 is set forth below:

		2018	2017
Current assets	Ps	16,677	21,527
Non-current assets		32,901	32,071

Total assets		49,578	53,598

Current liabilities		5,685	10,863
Non-current liabilities		17,272	17,730

Total liabilities		22,957	28,593

Total net assets	Ps	26,621	25,005

Combined selected information of the statements of operations of CEMEX’s associates in 2018, 2017 and 2016 is set forth below:

		2018	2017	2016
Sales	Ps	28,487	28,158	29,791
Operating earnings		4,401	4,458	4,730
Income before income tax		2,182	2,451	3,111
Net income		1,711	1,891	1,860

The share of equity accounted investees by reportable segment in the income statements for 2018, 2017 and 2016 is detailed as follows:

		2018	2017	2016
Mexico	Ps	254	269	452
United States		297	266	253
Europe		134	108	54
Corporate and others		(32)	(55)	(71)

	Ps	653	588	688

13.2)	OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

As of December 31, 2018 and 2017, consolidated other investments and non-current accounts receivable were summarized as follows:

		2018	2017
Non-current accounts receivable[1]	Ps	4,329	4,248
Investments at fair value through the income statement[2]		428	441
Non-current portion of valuation of derivative financial instruments (note 16.4)		297	794
Investments in strategic equity securities[3]		217	275

	Ps	5,271	5,758

1

Includes, among other items: a) accounts receivable from investees and joint ventures of Ps1,273 in 2018 and Ps1,301 in 2017; b) advances to suppliers of fixed assets of Ps886 in 2018 and Ps55 in 2017; c) employee prepaid compensation of Ps114 in 2018 and Ps112 in 2017: d) refundable taxes of Ps263 in 2018 and Ps261 in 2017; and e) warranty deposits of Ps246 in 2018 and Ps240 in 2017.

2	Refers to investments in private funds and investments related to employee’ savings funds. In 2018 and 2017, no contributions were made to such private funds.
3	This line item refers mainly to a strategic investment in CPOs of Axtel, S.A.B. de C.V. (“Axtel”). This investment is recognized at fair value through other comprehensive income.